Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
ArcBest 401(k) and DC Retirement Plan
Delinquent Participant Contributions
Delinquent Participant Contributions

Note 6:Delinquent Participant Contributions

During 2024, a participant's deferral contribution of $298 was not remitted to the Plan within the timeframe prescribed by the Department of Labor's Regulation 29 CFR 2510.3-102. Upon discovery in late 2024, the amount was remitted to the Plan and lost earnings for the late remittance was calculated and deposited in early 2025.